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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

  For the monthly distribution period from October 1, 2007 to October 31, 2007

                   Commission File Number of issuing entity:
                                  333-131213-45

                           RALI Series 2007-QS5 Trust
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-131213

                        Residential Accredit Loans, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                          None
     (State or other jurisdiction of                        (I.R.S. Employer
  incorporation or organization of the                      Identification No.)
             issuing entity)

c/o Residential Funding Company, LLC, as Master
                  Servicer                                         55437
     8400 Normandale Lake Boulevard                                (Zip Code)
      Minneapolis, Minnesota 55437
 (Address of principal executive offices
           of issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                      Name of
                                                                     exchange
                               Section      Section     Section     (If Section
                                 12(b)       12(g)       15(d)         12(b))
Mortgage Asset-Backed
Pass-Through Certificates,
Series 2007-QS5, in the
classes specified herein         [___]       [___]       [ X ]    ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No


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                             PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

     The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2007-QS5 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated March 28, 2007, and related Prospectus dated December 6, 2006 (collectively, the "Prospectus"), of the RALI Series 2007-QS5 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus:

Class A-1,  Class A-2,  Class A-3,  Class A-4,  Class A-5, Class A-6, Class A-7,
Class A-8, Class A-9, Class A-10, Class A-11, Class A-12, Class A-13, Class A-14, Class A-P, Class A-V, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3 Certificates

                                PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.


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Nothing to report.


ITEM 9 - Exhibits

      (a)   Documents filed as part of this report.

Exhibit 99.1      November 2007 Monthly Statement to Certificateholders

      (b)   Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of March 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of December 1, 2006, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of March 29, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.3 ISDA Master Agreement, dated as of March 29, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of the RALI Series 2007-QS5 Supplemental Interest Trust, and Bear Stearns Financial Products Inc., together with the Schedule to the Master Agreement and Credit Support Annex thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.4 Cap Novation Confirmation, dated as of March 29, 2007, among Citibank, N.A., Bear Stearns Financial Products Inc. and Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of the RALI Series 2007-QS5 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.5 Cap Confirmation, dated as of March 29, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of the RALI Series 2007-QS5 Supplemental Interest Trust, and Bear Stearns Financial Products Inc., with respect to the Class A-2 Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.6 Cap Confirmation, dated as of March 29, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of the RALI Series 2007-QS5 Supplemental Interest Trust, and Bear Stearns Financial Products Inc., with respect to the Class A-9 Certificates (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 99.1      November 2007 Monthly Statement to Certificateholders


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 26, 2007



                              RALI Series 2007-QS5 Trust
                              (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                      as Master Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director


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             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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